UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Vincent P. Corti

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New World Fund® Investment portfolio July 31, 2013

unaudited

Common stocks 81.83%
		Value
Consumer discretionary 12.32%	Shares	(000)

Naspers Ltd., Class N	2,409,981	$201,754
Toyota Motor Corp.	3,238,000	197,435
Melco Crown Entertainment Ltd. (ADR)[1]	5,322,000	132,411
Hankook Tire Co., Ltd.	2,461,680	131,912
Swatch Group Ltd, non-registered shares	114,200	67,870
Swatch Group Ltd	342,000	35,310
Hyundai Mobis Co., Ltd.	337,148	82,229
Ctrip.com International, Ltd. (ADR)[1]	2,166,000	79,341
Wynn Macau, Ltd.	27,771,200	78,777
Truworths International Ltd.	9,233,000	78,268
Bayerische Motoren Werke AG	776,000	75,971
Inchcape PLC	8,060,000	69,951
Hyundai Motor Co.	335,800	69,496
MGM China Holdings Ltd.	23,248,800	66,998
Melco International Development Ltd.	33,085,000	66,719
Li & Fung Ltd.	49,257,800	65,164
Arcos Dorados Holdings Inc., Class A	5,364,400	64,695
Techtronic Industries Co. Ltd.	23,902,000	58,494
Domino’s Pizza, Inc.	895,000	56,009
Honda Motor Co., Ltd.	1,385,000	51,349
Renault SA	644,894	50,764
Chow Sang Sang Holdings International Ltd.	21,805,000	50,607
Tata Motors Ltd.	10,557,249	50,438
L’Occitane International SA	22,283,250	49,993
Daimler AG	705,000	48,977
Zee Entertainment Enterprises Ltd.	11,250,000	45,718
Galaxy Entertainment Group Ltd.[1]	8,425,000	44,376
Zhongsheng Group Holdings Ltd.	42,461,500	44,019
Golden Eagle Retail Group Ltd.	28,979,000	42,596
Nissan Motor Co., Ltd.	3,777,000	39,618
Kering SA	135,000	30,909
Mr Price Group Ltd.	2,132,190	27,815
REXLot Holdings Ltd.[2]	423,454,500	27,300
Publicis Groupe SA	326,159	26,312
Hero MotoCorp Ltd.	841,718	25,186
Shangri-La Asia Ltd.	15,920,000	25,043
Dongfeng Motor Group Co., Ltd., Class H	17,518,000	23,491
Nikon Corp.	1,105,000	23,125
Cie. Financière Richemont SA, Class A, non-registered shares	235,000	23,006
Intercontinental Hotels Group PLC	774,666	22,473
PT Astra International Tbk	32,820,000	20,757
Mahindra & Mahindra Ltd.	1,320,500	19,793
General Motors Co.[1]	548,000	19,657
Sands China Ltd.	3,630,000	19,635
WPP PLC	811,100	14,609

Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Belle International Holdings Ltd.	8,350,000	$ 12,058
Maruti Suzuki India Ltd.	117,161	2,556
		2,560,984
Information technology 10.10%

Baidu, Inc., Class A (ADR)[1]	2,608,800	345,170
Samsung Electronics Co. Ltd.	189,950	216,424
Samsung Electronics Co. Ltd., nonvoting preferred	53,200	38,689
Mail.Ru Group Ltd. (GDR)	6,702,205	214,135
Mail.Ru Group Ltd. (GDR)[3]	848,230	27,101
Tencent Holdings Ltd.	3,467,000	157,266
Google Inc., Class A1	163,500	145,123
Taiwan Semiconductor Manufacturing Co. Ltd.	28,443,000	97,224
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,200,000	20,376
NetEase, Inc. (ADR)	1,470,499	93,685
Yandex NV, Class A1	2,881,000	93,632
Murata Manufacturing Co., Ltd.	1,110,300	76,432
TDK Corp.	2,006,800	72,455
Youku Inc., Class A (ADR)[1]	3,200,000	70,976
Alcatel-Lucent[1]	26,971,011	68,030
Avago Technologies Ltd.	1,537,000	56,377
AAC Technologies Holdings Inc.	11,981,000	55,768
Quanta Computer Inc.	18,935,280	44,076
ASM Pacific Technology Ltd.	3,419,900	37,173
Gemalto NV	274,900	28,745
Hexagon AB, Class B	868,000	26,474
Hon Hai Precision Industry Co., Ltd.	9,900,000	25,686
Yahoo! Inc.[1]	775,000	21,770
Spectris PLC	647,000	20,768
Halma PLC	2,225,000	18,819
SINA Corp.[1]	206,300	14,228
Infineon Technologies AG	1,590,000	14,033
		2,100,635
Financials 9.94%

Kasikornbank PCL	19,740,238	117,937
Kasikornbank PCL, nonvoting depository receipt	4,789,762	27,928
Prudential PLC	8,064,431	143,168
AIA Group Ltd.	29,745,000	140,947
AEON Financial Service Co., Ltd.	4,310,000	125,765
Siam Commercial Bank PCL	22,018,000	111,497
Citigroup Inc.	1,962,000	102,299
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	6,400,000	92,288
Bank of the Philippine Islands	41,870,809	90,722
Sberbank of Russia (ADR)	4,562,500	52,879
Sberbank of Russia (ADR)	1,715,000	19,774
Sberbank of Russia (GDR)[3]	1,432,900	16,521
Banco Espírito Santo, SA1	71,756,184	69,686
Axis Bank Ltd.	3,924,628	66,775
UniCredit SpA	11,897,069	64,766
PT Bank Rakyat Indonesia (Persero) Tbk	71,186,000	57,143
Agricultural Bank of China, Class H	113,785,000	46,068
American Tower Corp.	760,000	53,800
Itaúsa – Investimentos Itaú SA, preferred nominative	14,632,466	53,685
Common stocks
		Value
Financials (continued)	Shares	(000)

Housing Development Finance Corp. Ltd.	4,000,250	$ 52,660
Kotak Mahindra Bank Ltd.	4,650,000	49,888
HDFC Bank Ltd.	4,700,000	47,131
Itaú Unibanco Holding SA, preferred nominative	2,087,824	26,668
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,080,137	13,772
ACE Ltd.	425,000	38,837
Banco Bilbao Vizcaya Argentaria, SA	3,670,000	34,753
Türkiye Garanti Bankasi AS	8,559,582	33,514
Ayala Land, Inc.	47,663,800	33,034
Ayala Land, Inc.[4]	30,910,900	71
ICICI Bank Ltd.	1,845,000	27,583
Banco Bradesco SA, preferred nominative	2,173,708	26,393
China Vanke Co., Ltd., Class A	16,782,911	26,069
Metropolitan Bank & Trust Co.	10,375,000	25,370
Standard Chartered PLC	912,800	21,169
Brookfield Asset Management Inc., Class A	562,000	20,777
Bank of China Ltd., Class H	47,531,000	19,918
CITIC Securities Co. Ltd., Class A	10,378,930	18,035
BDO Unibank, Inc.	9,613,333	17,929
Banco Santander (Brasil) SA, units	3,000,000	17,897
Banco Santander, SA1	2,000,107	14,619
Industrial and Commercial Bank of China Ltd., Class H	20,106,845	13,222
China Overseas Land & Investment Ltd.	4,072,000	11,735
BM&FBOVESPA SA, ordinary nominative	1,812,000	9,769
Bao Viet Holdings	2,931,430	5,773
Longfor Properties Co. Ltd.	3,323,500	5,082
C C Land Holdings Ltd.	2,000,000	516
		2,065,832
Consumer staples 9.19%

OJSC Magnit (GDR)	2,295,700	132,232
OJSC Magnit (GDR)[3]	1,881,000	108,346
Nestlé SA	2,259,417	153,077
Pernod Ricard SA	1,204,363	143,399
Anheuser-Busch InBev NV	1,254,395	120,787
LT Group, Inc.	241,025,600	115,434
Shoprite Holdings Ltd.	6,300,000	106,555
United Spirits Ltd.	2,102,363	82,456
SABMiller PLC	1,357,800	66,521
British American Tobacco PLC	1,180,000	62,935
PepsiCo, Inc.	712,400	59,514
Unilever NV, depository receipts	1,470,409	59,154
Hypermarcas SA, ordinary nominative	8,108,200	58,679
United Breweries Ltd.	5,131,864	58,252
Coca-Cola Co.	1,310,000	52,505
Procter & Gamble Co.	643,000	51,633
Henkel AG & Co. KGaA, nonvoting preferred	470,000	46,045
Grupo Nutresa SA	3,341,557	44,972
Coca-Cola Icecek AS, Class C	1,544,750	43,487
Wumart Stores, Inc., Class H	22,535,000	42,132
Marfrig Alimentos SA, ordinary nominative[1]	13,145,100	41,544
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	40,875
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	39,459
Avon Products, Inc.	1,300,000	29,718
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Charoen Pokphand Foods PCL	32,444,000	$ 29,023
Japan Tobacco Inc.	783,000	27,390
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	650,000	24,557
ITC Ltd.	3,695,000	20,764
China Resources Enterprise, Ltd.	4,626,000	14,286
L’Oréal SA, non-registered shares	82,700	13,857
M. Dias Branco SA, ordinary nominative	265,000	10,745
Tingyi (Cayman Islands) Holding Corp.	4,220,000	10,436
		1,910,769
Industrials 8.34%

International Container Terminal Services, Inc.[2]	106,374,000	224,603
Cummins Inc.	1,258,800	152,554
Alliance Global Group, Inc.[1]	167,000,000	100,938
Intertek Group PLC	1,760,700	81,024
European Aeronautic Defence and Space Co. EADS NV	1,174,573	70,137
Jardine Matheson Holdings Ltd.	1,275,000	69,781
United Technologies Corp.	607,000	64,081
Bureau Veritas SA	2,138,864	63,482
Experian PLC	3,085,000	57,865
JG Summit Holdings, Inc.	59,570,300	57,609
Chart Industries, Inc.[1]	495,561	56,345
Shanghai Industrial Holdings Ltd.	17,151,000	53,296
SGS SA	23,101	52,295
AirAsia Bhd.	52,028,000	50,681
ASSA ABLOY AB, Class B	1,116,239	49,423
Andritz AG	895,000	48,281
Toshiba Corp.	10,700,000	46,446
Schneider Electric SA	546,238	43,463
Industries Qatar QSC	937,000	40,888
Aggreko PLC	1,441,236	39,026
Kansas City Southern	355,000	38,251
China State Construction International Holdings Ltd.	22,948,000	36,572
A.P. Moller-Maersk A/S, Class B	4,400	34,514
Koc Holding AS, Class B	6,772,150	29,874
Siemens AG	235,000	25,733
KONE Oyj, Class B	316,461	23,534
Container Corp. of India Ltd.	1,400,000	22,871
Cebu Air, Inc.	12,878,300	18,637
DKSH Holding AG	167,935	15,052
Johnson Electric Holdings Ltd.	25,248,000	15,008
Rockwell Automation	151,000	14,624
Legrand SA	280,000	14,509
Kühne + Nagel International AG	88,000	10,650
KBR, Inc.	340,000	10,635
PT Bakrie & Brothers Tbk[1,4]	1,332,820,100	1,686
		1,734,368
Energy 7.73%

InterOil Corp.[1]	2,228,239	190,960
Ophir Energy PLC[1]	29,370,242	168,129
Pacific Rubiales Energy Corp.	6,978,728	135,688
Genel Energy PLC[1]	8,625,600	125,837
Indus Gas Ltd.[1]	7,000,000	98,235
Common stocks
		Value
Energy (continued)	Shares	(000)

Cobalt International Energy, Inc.[1]	3,330,000	$ 96,070
Royal Dutch Shell PLC, Class B	2,206,000	77,840
Royal Dutch Shell PLC, Class B (ADR)	210,000	14,883
Oil Search Ltd.	11,469,378	83,505
Gulf Keystone Petroleum Ltd.[1,3]	14,287,125	36,351
Gulf Keystone Petroleum Ltd.[1]	12,624,750	32,121
Noble Energy, Inc.	1,030,000	64,365
OJSC Gazprom (ADR)	8,142,000	63,100
Galp Energia, SGPS, SA, Class B	3,816,155	60,922
Africa Oil Corp.[1,5]	3,731,550	28,411
Africa Oil Corp.[1]	3,543,050	26,976
Essar Energy PLC[1]	19,963,500	40,574
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,661,900	22,668
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	1,085,000	15,559
Heritage Oil Ltd.[1,2]	13,207,615	33,252
YPF Sociedad Anónima, Class D (ADR)	1,850,000	30,395
CNOOC Ltd.	15,861,000	28,631
Cairn India Ltd.	5,500,000	26,697
TOTAL SA	500,000	26,673
Sasol Ltd.	440,000	20,272
Eni SpA	856,000	18,915
BP PLC	2,480,000	17,149
INPEX CORP.	3,130	13,714
African Petroleum Corp. Ltd.[1]	60,261,773	8,667
		1,606,559
Health care 6.87%

Novo Nordisk A/S, Class B	1,201,050	203,167
Hikma Pharmaceuticals PLC[2]	11,725,157	198,346
Novartis AG	1,481,600	106,623
Novartis AG (ADR)	300,000	21,483
Teva Pharmaceutical Industries Ltd. (ADR)	2,676,000	106,237
JSC Pharmstandard (GDR)[1]	6,123,618	84,812
JSC Pharmstandard (GDR)[1,3]	392,700	5,439
Grifols, SA, Class B, non-registered shares	1,689,685	54,151
Grifols, SA, Class A, non-registered shares	764,100	32,234
Baxter International Inc.	1,180,000	86,187
Bayer AG	718,500	83,494
CSL Ltd.	1,375,000	81,657
Alexion Pharmaceuticals, Inc.[1]	630,426	73,274
Cochlear Ltd.	990,000	54,353
Krka, dd, Novo mesto	755,000	54,238
Life Healthcare Group Holdings Ltd.	12,125,000	44,245
BioMarin Pharmaceutical Inc.[1]	590,000	38,144
Waters Corp.[1]	330,000	33,310
Allergan, Inc.	297,000	27,063
Mindray Medical International Ltd., Class A (ADR)	510,000	20,885
PT Kalbe Farma Tbk	139,340,000	19,388
		1,428,730
Telecommunication services 5.13%

SOFTBANK CORP.	5,439,000	346,638
MTN Group Ltd.	13,831,491	259,722
América Móvil, SAB de CV, Series L (ADR)	4,830,748	101,349
Common stocks
		Value
Telecommunication services (continued)	Shares	(000)

Vodafone Group PLC	32,444,300	$ 97,478
Globe Telecom, Inc.	1,670,000	62,870
Millicom International Cellular SA (SDR)	583,795	46,618
NII Holdings, Inc., Class B1	4,003,900	28,748
Philippine Long Distance Telephone Co.	382,700	26,612
PT XL Axiata Tbk	57,802,525	25,309
China Telecom Corp. Ltd., Class H	48,510,000	24,206
China Communications Services Corp. Ltd., Class H	20,400,000	13,257
OJSC MegaFon (GDR)[3]	343,900	10,919
OJSC MegaFon (GDR)	48,100	1,527
Hellenic Telecommunications Organization SA1	1,216,500	11,005
Telekomunikacja Polska SA	4,163,189	9,899
		1,066,157
Materials 4.23%

Linde AG	535,092	103,077
Givaudan SA	55,362	77,110
Celanese Corp., Series A	1,041,000	50,031
Holcim Ltd	559,676	40,459
International Flavors & Fragrances Inc.	475,000	38,323
Grasim Industries Ltd.	491,502	21,395
Grasim Industries Ltd. (GDR)[4]	383,498	16,693
PT Indocement Tunggal Prakarsa Tbk	16,389,500	33,249
Solvay NV	240,000	32,503
African Minerals Ltd.[1]	9,803,102	32,361
Ambuja Cements Ltd.	10,700,000	29,475
Akzo Nobel NV	480,000	29,218
Nitto Denko Corp.	513,000	28,975
Eurasian Natural Resources Corp. PLC	8,253,292	27,333
Northam Platinum Ltd.[1]	7,167,345	26,278
First Quantum Minerals Ltd.	1,616,000	25,961
Sigma-Aldrich Corp.	295,000	24,650
Wacker Chemie AG	228,000	22,306
ArcelorMittal	1,650,000	21,725
BHP Billiton PLC	700,000	20,009
Vedanta Resources PLC	1,098,918	19,442
Aquarius Platinum Ltd. (GBP denominated)[1,2]	18,823,794	12,958
Aquarius Platinum Ltd.[1,2]	7,384,628	5,343
Israel Chemicals Ltd.	2,285,000	18,259
Impala Platinum Holdings Ltd.	1,854,083	18,230
Harmony Gold Mining Co. Ltd.	3,930,000	14,441
K+S AG	580,792	14,313
Praxair, Inc.	110,000	13,219
PT Semen Indonesia (Persero) Tbk	8,711,000	12,883
LG Chem, Ltd.	45,500	11,421
UltraTech Cement Ltd.	360,160	10,879
ACC Ltd.	540,000	10,422
Petropavlovsk PLC	5,866,728	7,898
Cliffs Natural Resources Inc.	404,000	7,882
		878,721
Utilities 3.05%

ENN Energy Holdings Ltd.	46,186,000	255,775
PT Perusahaan Gas Negara (Persero) Tbk	251,233,500	144,225
Common stocks
		Value
Utilities (continued)	Shares	(000)

Huaneng Power International, Inc., Class H	79,600,000	$ 83,135
Power Grid Corp. of India Ltd.	36,007,000	59,869
Cheung Kong Infrastructure Holdings Ltd.	8,340,000	57,585
Energy World Corp. Ltd.[1]	61,900,000	33,383
		633,972
Miscellaneous 4.93%

Other common stocks in initial period of acquisition		1,024,067
Total common stocks (cost: $13,152,377,000)		17,010,794
Rights 0.00%

Miscellaneous 0.00%

Other rights in initial period of acquisition		—
Total rights (cost: $237,000)		—
Convertible securities 0.04%
	Principal amount
Consumer staples 0.04%	(000)

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR62,950	7,561
Total convertible securities (cost: $8,166,000)		7,561
Bonds, notes & other debt instruments 11.33%

Bonds & notes of governments outside the U.S. 8.07%

United Mexican States Government, Series M10, 8.00% 2015	MXN476,500	40,417
United Mexican States Government, Series M, 5.00% 2017	70,900	5,599
United Mexican States Government Global, Series A, 5.625% 2017	$14,550	16,296
United Mexican States Government 3.50% 2017[6]	MXN136,185	11,608
United Mexican States Government 4.00% 2019[6]	415,487	36,753
United Mexican States Government Global, Series A, 5.125% 2020	$22,220	24,842
United Mexican States Government, Series M, 6.50% 2021	MXN469,400	38,417
United Mexican States Government Global, Series A, 3.625% 2022	$12,000	11,910
United Mexican States Government, Series M20, 10.00% 2024	MXN197,000	20,557
United Mexican States Government Global, Series A, 6.05% 2040	$24,050	26,816
United Mexican States Government 4.00% 2040[6]	MXN63,883	5,437
Turkey (Republic of) 7.00% 2016	$12,750	14,248
Turkey (Republic of) 6.75% 2018	15,200	17,148
Turkey (Republic of) 7.00% 2019	3,500	4,003
Turkey (Republic of) 10.50% 2020	TRY58,575	32,359
Turkey (Republic of) 3.00% 2021[6]	45,125	23,362
Turkey (Republic of) 5.625% 2021	$32,200	34,132
Turkey (Republic of) 9.50% 2022	TRY23,300	12,186
Turkey (Republic of) 6.875% 2036	$ 7,500	8,109
Turkey (Republic of) 6.75% 2040	5,600	5,985
Turkey (Republic of) 6.00% 2041	16,000	15,500
Turkey (Republic of) 4.875% 2043	6,500	5,444
Philippines (Republic of) 9.375% 2017	4,000	5,000
Philippines (Republic of) 9.875% 2019	19,100	25,833
Philippines (Republic of) 4.95% 2021	PHP1,190,000	29,248
Philippines (Republic of) 6.375% 2022	350,000	9,800
Bonds, notes and other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Philippines (Republic of) 5.50% 2026	$ 7,000	$ 7,962
Philippines (Republic of) 7.75% 2031	16,070	21,112
Philippines (Republic of) 6.25% 2036	PHP1,460,000	37,988
Indonesia (Republic of) 6.875% 2018	$ 7,746	8,811
Indonesia (Republic of) 5.875% 2020	33,000	36,052
Indonesia (Republic of) 4.875% 2021[3]	30,140	30,705
Indonesia (Republic of) 4.875% 2021	18,770	19,122
Indonesia (Republic of) 3.75% 2022	3,425	3,160
Indonesia (Republic of) 3.375% 2023[3]	15,750	13,860
Indonesia (Republic of) 7.75% 2038[3]	3,730	4,513
Indonesia (Republic of) 5.25% 2042	5,000	4,587
Russian Federation 3.25% 2017[3]	8,400	8,708
Russian Federation 6.20% 2018	RUB734,700	22,201
Russian Federation 5.00% 2020	$22,100	23,990
Russian Federation 7.50% 2030[3,7]	22,955	26,961
Russian Federation 7.50% 2030[7]	11,381	13,367
South Africa (Republic of) 5.50% 2020	20,200	21,740
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR288,500	29,127
South Africa (Republic of), Series R-209, 6.25% 2036	159,910	12,032
South Africa (Republic of), Series R-214, 6.50% 2041	305,090	22,837
Peru (Republic of) 8.375% 2016	$15,763	18,403
Peru (Republic of) 7.84% 2020	PEN23,680	9,847
Peru (Republic of) 7.35% 2025	$19,685	25,197
Peru (Republic of) 8.20% 2026	PEN8,000	3,599
Peru (Republic of) 8.75% 2033	$14,975	21,901
Peru (Republic of) 6.55% 2037[7]	5,042	5,950
Greek Government 2.00%/4.30% 2023[8]	€6,300	4,913
Greek Government 2.00%/4.30% 2024[8]	6,300	4,515
Greek Government 2.00%/4.30% 2025[8]	6,300	4,346
Greek Government 2.00%/4.30% 2026[8]	6,300	4,196
Greek Government 2.00%/4.30% 2027[8]	6,300	4,075
Greek Government 2.00%/4.30% 2028[8]	6,300	3,982
Greek Government 2.00%/4.30% 2029[8]	6,300	3,868
Greek Government 2.00%/4.30% 2030[8]	6,300	3,786
Greek Government 2.00%/4.30% 2031[8]	6,300	3,740
Greek Government 2.00%/4.30% 2032[8]	6,300	3,717
Greek Government 2.00%/4.30% 2033[8]	6,300	3,697
Greek Government 2.00%/4.30% 2034[8]	6,300	3,676
Greek Government 2.00%/4.30% 2035[8]	6,300	3,670
Greek Government 2.00%/4.30% 2036[8]	6,300	3,637
Greek Government 2.00%/4.30% 2037[8]	6,300	3,622
Greek Government 2.00%/4.30% 2038[8]	6,300	3,620
Greek Government 2.00%/4.30% 2039[8]	6,300	3,645
Greek Government 2.00%/4.30% 2040[8]	6,300	3,644
Greek Government 2.00%/4.30% 2041[8]	6,300	3,645
Greek Government 2.00%/4.30% 2042[8]	6,300	3,645
Venezuela (Republic of) 5.75% 2016	$22,000	20,020
Venezuela (Republic of) 9.25% 2027	60,465	50,488
Venezuela (Republic of) 9.25% 2028	6,485	5,285
Venezuela (Republic of) 9.375% 2034	2,025	1,655
Hungarian Government 4.125% 2018	7,930	7,772
Hungarian Government 6.25% 2020	37,240	39,474
Hungarian Government 6.375% 2021	9,260	9,714
Hungarian Government, Series 22A, 7.00% 2022	HUF1,600,000	7,433
Bonds, notes and other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Hungarian Government 5.375% 2023	$10,840	$10,502
Brazil (Federal Republic of) 6.00% 2015[6]	BRL13,718	6,248
Brazil (Federal Republic of) Global 8.875% 2019	$6,100	7,991
Brazil (Federal Republic of) 6.00% 2020[6]	BRL23,619	11,250
Brazil (Federal Republic of) 6.00% 2022[6]	60,813	29,177
Brazil (Federal Republic of) 6.00% 2045[6]	29,723	14,419
Colombia (Republic of) Global 12.00% 2015	COP33,311,000	20,187
Colombia (Republic of) Global 4.375% 2021	$11,000	11,412
Colombia (Republic of) Global 8.125% 2024	2,195	2,903
Colombia (Republic of) Global 9.85% 2027	COP29,242,000	20,571
Colombia (Republic of) Global 7.375% 2037	$ 3,105	3,951
Colombia (Republic of) Global 6.125% 2041	9,000	9,922
Croatian Government 6.75% 2019[3]	9,890	10,832
Croatian Government 6.625% 2020	27,365	29,554
Croatian Government 6.625% 2020[3]	2,000	2,160
Croatian Government 6.375% 2021[3]	11,645	12,375
Croatian Government 5.50% 2023[3]	9,785	9,736
Slovenia (Republic of) 4.75% 2018[3]	16,515	16,041
Slovenia (Republic of) 5.50% 2022[3]	3,000	2,836
Slovenia (Republic of) 5.85% 2023[3]	31,870	30,290
Chilean Government 3.875% 2020	7,135	7,520
Chilean Government 5.50% 2020	CLP6,515,000	12,964
Chilean Government 6.00% 2020	270,000	548
Chilean Government 3.00% 2020[6]	457,053	934
Chilean Government 3.25% 2021	$1,765	1,741
Chilean Government 6.00% 2021	CLP8,360,000	17,080
Chilean Government 6.00% 2022	540,000	1,109
Chilean Government 3.00% 2022[6]	468,189	971
Chilean Government 3.00% 2022[6]	399,922	828
Chilean Government 6.00% 2023	240,000	491
Chilean Government 3.00% 2023[6]	639,971	1,337
Nigeria (Republic of) 5.125% 2018[3]	$4,265	4,334
Nigeria (Republic of) 6.75% 2021[3]	8,100	8,793
Nigeria (Republic of) 16.39% 2022	NGN3,910,000	27,657
Nigeria (Republic of) 6.375% 2023[3]	$2,145	2,188
Polish Government 3.00% 2016[6]	PLN25,472	8,326
Polish Government, Series 1021, 5.75% 2021	74,600	26,233
Polish Government 5.00% 2022	$1,595	1,715
Polish Government 2.75% 2023[6]	PLN10,482	3,459
Panama (Republic of) Global 7.125% 2026	$7,300	9,088
Panama (Republic of) Global 8.875% 2027	2,775	3,913
Panama (Republic of) Global 9.375% 2029	9,034	13,303
Panama (Republic of) Global 6.70% 2036[7]	6,819	8,115
Uruguay (Republic of) 5.00% 2018[6]	UYU105,908	5,688
Uruguay (Republic of) 4.375% 2028[6,7]	483,265	25,368
Argentina (Republic of) 7.00% 2015	$ 2,815	2,593
Argentina (Republic of) 8.28% 2033[7,9]	18,084	11,031
Argentina (Republic of) GDP-Linked 0% 2035	61,229	4,990
Dominican Republic 9.04% 2018[7]	3,541	3,922
Dominican Republic 7.50% 2021[7]	1,000	1,087
Dominican Republic 8.625% 2027[3,7]	9,900	11,137
Pakistan Government 6.875% 2017	13,600	13,260
Bahrain Government 5.50% 2020	11,635	11,911
Bahrain Government 5.50% 2020[3]	565	578
Bonds, notes and other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Morocco Government 4.25% 2022[3]	$ 2,200	$ 1,995
Morocco Government 5.50% 2042[3]	1,800	1,553
Egypt (Arab Republic of) 5.75% 2020[3]	4,000	3,390
		1,677,728
U.S. Treasury bonds & notes 0.88%

U.S. Treasury 4.75% 2014[10]	15,200	15,753
U.S. Treasury 4.00% 2015	157,900	167,038
		182,791
Energy 0.81%

Gazprom OJSC 5.092% 2015[3]	11,480	12,140
Gazprom OJSC 9.25% 2019	15,000	18,450
Gazprom OJSC, Series 9, 6.51% 2022	28,850	31,227
Gazprom OJSC 6.51% 2022[3]	10,810	11,701
Gazprom OJSC 4.95% 2028[3]	15,350	13,508
Gazprom OJSC 7.288% 2037	10,600	11,528
Petróleos Mexicanos 5.50% 2021	7,675	8,308
Petróleos Mexicanos 4.875% 2022	5,568	5,735
Petróleos Mexicanos 3.50% 2023	3,975	3,647
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	16,125
Petróleos Mexicanos 6.50% 2041	1,350	1,427
Zhaikmunai LP 7.125% 2019[3]	11,000	11,358
Reliance Holdings Ltd. 4.50% 2020[3]	7,135	7,002
Reliance Holdings Ltd. 5.40% 2022[3]	2,175	2,264
PTT Exploration & Production Ltd. 5.692% 2021[3]	8,400	9,188
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,7]	4,752	5,132
		168,740
Financials 0.63%

HSBK (Europe) BV 7.25% 2021[3]	24,090	25,533
HSBK (Europe) BV 7.25% 2021	8,000	8,479
SB Capital SA 5.40% 2017	11,900	12,682
SB Capital SA 5.25% 2023[3]	10,000	9,287
VEB Finance Ltd. 6.902% 2020[3]	7,880	8,857
VEB Finance Ltd. 6.902% 2020	5,300	5,957
VEB Finance Ltd. 6.80% 2025[3]	5,000	5,425
BBVA Bancomer SA, junior subordinated 7.25% 2020[3]	10,680	11,748
BBVA Bancomer SA 6.50% 2021[3]	6,550	6,927
Longfor Properties Co. Ltd. 9.50% 2016	10,400	11,251
Development Bank of Kazakhstan 5.50% 2015[3]	6,059	6,386
Dubai Holding Commercial Operations MTN Ltd. 6.00% 2017	£4,000	6,222
Bank of India 3.625% 2018[3]	$ 6,000	5,818
Banco de Crédito del Perú 5.375% 2020[3]	5,000	5,200
		129,772
Consumer staples 0.21%

BFF International Ltd. 7.25% 2020[3]	12,500	13,875
Brasil Foods SA 5.875% 2022[3]	12,000	12,210
Marfrig Holdings (Europe) BV 9.875% 2017[3]	14,525	14,743
Marfrig Overseas Ltd. 9.50% 2020[3]	1,250	1,250
Olam International Ltd. 6.75% 2018	1,952	1,905
		43,983
Bonds, notes and other debt instruments
	Principal amount	Value
Telecommunication services 0.18%	(000)	(000)

MTS International Funding Ltd. 8.625% 2020	$13,200	$ 15,642
Digicel Group Ltd. 8.25% 2020[3]	8,900	9,612
Digicel Group Ltd. 6.00% 2021[3]	4,850	4,765
NII Capital Corp. 8.875% 2019	2,105	1,863
NII Capital Corp. 11.375% 2019[3]	5,395	5,948
		37,830
Industrials 0.17%

Brunswick Rail Finance Ltd. 6.50% 2017	10,455	10,375
Brunswick Rail Finance Ltd. 6.50% 2017[3]	9,345	9,273
Zoomlion H.K. SPV Co., Ltd. 6.125% 2022[3]	17,000	14,748
		34,396
Materials 0.16%

CEMEX Finance LLC 9.50% 2016[3]	14,575	15,595
CEMEX SAB de CV 9.00% 2018[3]	6,255	6,833
CEMEX Espa·a, SA 9.25% 2020[3]	9,289	10,195
CEMEX SA 9.25% 2020	1,250	1,372
		33,995
Utilities 0.16%

Eskom Holdings Ltd. 5.75% 2021[3]	12,300	12,116
AES Panamá, SA 6.35% 2016[3]	10,400	11,414
Enersis SA 7.375% 2014	4,550	4,677
CEZ, a s 4.25% 2022[3]	4,720	4,666
		32,873
Consumer discretionary 0.05%

Myriad International Holdings 6.00% 2020[3]	8,400	8,715
Grupo Televisa, SAB 7.25% 2043	MXN30,240	2,020
		10,735
Information technology 0.01%

Samsung Electronics America, Inc. 1.75% 2017[3]	$ 2,075	2,057
Total bonds, notes & other debt instruments (cost: $2,316,312,000)		2,354,900

Short-term securities 6.37%

Freddie Mac 0.09%–0.16% due 8/1/2013–5/1/2014	633,100	632,886
Fannie Mae 0.12%–0.16% due 8/19/2013–5/1/2014	164,500	164,426
Toronto-Dominion Holdings USA Inc. 0.16%–0.23% due 9/6–11/8/2013[3]	65,000	64,986
Federal Farm Credit Banks 0.13%–0.15% due 11/20–11/21/2013	60,300	60,289
Mizuho Funding LLC 0.16% due 9/23/2013[3]	40,600	40,588
General Electric Co. 0.05% due 8/1/2013	40,000	40,000
Old Line Funding, LLC 0.12%–0.19% due 8/27–9/5/2013[3]	40,000	39,997
Nordea Bank AB 0.225% due 11/18/2013[3]	36,800	36,778
Abbott Laboratories 0.11% due 8/19–8/27/2013[3]	36,400	36,398
Victory Receivables Corp. 0.20% due 9/20/2013[3]	35,800	35,790
Québec (Province of) 0.12% due 11/26/2013[3]	25,000	24,983
Federal Home Loan Bank 0.07% due 8/2/2013	22,600	22,600
Army and Air Force Exchange Service 0.11% due 8/26/2013[3]	22,500	22,498
U.S. Treasury Bill 0.125% due 8/22/2013	17,300	17,300
Private Export Funding Corp. 0.24% due 9/4/2013[3]	16,900	16,898
	Principal amount	Value
Short-term securities	(000)	(000)

Wells Fargo & Co. 0.13% due 9/4/2013	$16,800	$ 16,797
Toyota Credit Canada Inc. 0.17% due 10/8/2013	15,000	14,998
American Honda Finance Corp. 0.13% due 9/19/2013	15,000	14,996
Nestlé Finance International Ltd. 0.105% due 9/13/2013	11,750	11,748
Commonwealth Bank of Australia 0.22% due 10/29/2013[3]	9,800	9,797
Total short-term securities (cost: $1,324,641,000)		1,324,753
Total investment securities (cost: $16,801,733,000)		20,698,008
Other assets less liabilities		88,983
Net assets		$20,786,991

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized
					appreciation
					(depreciation)
			Receive	Deliver	at 7/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Brazilian reais	8/12/2013	Citibank	$13,281	BRL30,325	$24
Brazilian reais	8/26/2013	JPMorgan Chase	$15,255	BRL34,825	81
Brazilian reais	8/29/2013	JPMorgan Chase	$30,396	BRL69,000	351
Colombian pesos	8/28/2013	Citibank	$15,038	COP28,549,595	19
Euros	8/30/2013	Bank of America, N.A.	$30,887	€23,300	(113)
Japanese yen	8/27/2013	HSBC Bank	$106,882	¥10,680,715	(2,221)
Japanese yen	8/30/2013	UBS AG	$7,355	¥720,538	(5)
Mexican pesos	8/15/2013	Barclays Bank PLC	$33,727	MXN434,925	(272)
Mexican pesos	8/29/2013	Barclays Bank PLC	$15,832	MXN200,700	166
Polish zloty	8/16/2013	Barclays Bank PLC	$6,303	PLN20,945	(243)
Polish zloty	8/22/2013	Barclays Bank PLC	$9,832	PLN31,970	(156)
Russian rubles	8/19/2013	JPMorgan Chase	$8,648	RUB281,350	142
Turkish lira	8/15/2013	Barclays Bank PLC	$11,161	TRY21,955	(142)
Turkish lira	8/16/2013	Bank of New York Mellon	$3,303	TRY6,500	(43)
Turkish lira	8/19/2013	Bank of New York Mellon	$9,381	TRY18,000	121
Turkish lira	8/19/2013	HSBC Bank	$10,329	TRY19,825	130
Turkish lira	8/28/2013	HSBC Bank	$22,401	TRY43,425	97
					$(2,064)

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2013, appear below.

						Value
					Dividend	of affiliates
					income	at 7/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

International Container Terminal
Services, Inc.	106,272,920	101,080	—	106,374,000	$1,267	$224,603
Hikma Pharmaceuticals PLC	9,453,562	2,271,595	—	11,725,157	1,113	198,346
Heritage Oil Ltd.[1]	10,363,874	2,843,741	—	13,207,615	—	33,252
REXLot Holdings Ltd.	423,454,500	—	—	423,454,500	420	27,300
Aquarius Platinum Ltd.
(GBP denominated)[1]	20,887,239	2,903,397	4,966,842	18,823,794	—	12,958
Aquarius Platinum Ltd.[1]	6,055,025	1,329,603	—	7,384,628	—	5,343
InterOil Corp.[1,11]	2,484,825	—	256,586	2,228,239	—	—
JSC Pharmstandard (GDR)[1,11]	8,210,618	—	2,087,000	6,123,618	—	—
JSC Pharmstandard (GDR)[1,3,11]	392,700	—	—	392,700	—	—
					$2,800	$501,802

1 Security did not produce income during the last 12 months.

2 Represents an affiliated company as defined under the Investment Company Act of 1940.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,051,864,000, which represented 5.06% of the net assets of the fund.

4 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $18,450,000, which represented .09% of the net assets of the fund.

5 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/3/2012 at a cost of $29,113,000) may be subject to legal or contractual restrictions on resale.

6 Index-linked bond whose principal amount moves with a government price index.

7 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8 Step bond; coupon rate will increase at a later date.

9 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

10 A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $2,890,000, which represented .01% of the net assets of the fund.

11 Unaffiliated issuer at 7/31/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$ 2,560,984	$ —	$ —	$ 2,560,984
Information technology	2,100,635	—	—	2,100,635
Financials	2,065,761	—	71	2,065,832
Consumer staples	1,910,769	—	—	1,910,769
Industrials	1,732,682	1,686	—	1,734,368
Energy	1,606,559	—	—	1,606,559
Health care	1,428,730	—	—	1,428,730
Telecommunication services	1,066,157	—	—	1,066,157
Materials	862,028	16,693	—	878,721
Utilities	633,972	—	—	633,972
Miscellaneous	1,024,067	—	—	1,024,067
Rights		—	—	—
—
Convertible securities	—	7,561	—	7,561
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	1,677,728	—	1,677,728
Corporate bonds & notes	—	494,381	—	494,381
Other	—	182,791	—	182,791
Short-term securities	—	1,324,753	—	1,324,753
Total	$16,992,344	$3,705,593	$71	$20,698,008

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 1,131	$—	$ 1,131
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,195)	—	(3,195)
Total	$—	$(2,064)	$—	$(2,064)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 4,967,231
Gross unrealized depreciation on investment securities	(1,183,465)
Net unrealized appreciation on investment securities	3,783,766
Cost of investment securities for federal income tax purposes	16,914,242

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

€ = Euros

£ = British pounds

HUF = Hungarian forints

MXN = Mexican pesos

NGN = Nigerian naira

PEN = Peruvian nuevos soles

PHP = Philippine pesos

PLN = Polish zloty

RUB = Russian rubles

TRY = Turkish lira

UYU = Uruguayan pesos

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-036-0913O-S37725

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: September 27, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 27, 2013